Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table sets forth details of revenue and net income (loss) from discontinued operations:

	2018	2017	2016
Revenue from discontinued operations	$3,062.4	$2,897.5	$2,909.3
Net income (loss) from discontinued operations	81.4	(117.7)	12.7

The following table presents the major classes of assets and liabilities from discontinued operations at December 31:

	2018	2017
Inventories	$1,013.7	$1,062.3
Other current assets	1,215.4	1,047.7
Current assets of discontinued operations	$2,229.1	$2,110.0

Goodwill	$2,980.9	$2,992.1
Other intangibles, net	2,453.0	2,674.8
Property and equipment, net	923.4	941.4
Other assets	126.8	60.4
Noncurrent assets of discontinued operations	$6,484.1	$6,668.7

Current liabilities of discontinued operations	$692.8	$637.5

Long-term debt	$2,443.3	$0.5
Other liabilities	299.0	351.1
Noncurrent liabilities of discontinued operations	$2,742.3	$351.6